Sales and Marketing Expenses (Details) - Schedule of sales and Marketing Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of sales and Marketing Expenses [Abstract]
Share based payment	$ 1,186
Salary and related expenses	220
Professionals’ fees	520
Other	25
Total	$ 1,951